STOCKHOLDERS' DEFICIT (Common Stock Issued For Services, Warrants) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Warrants outstanding, beginning of period	3,000,000	3,170,044
Warrants issued to consultant	666,667
Cashless issued upon conversion of Slainte note	1,746,674
Warrants exercised	(963,562)
Repurchased and cancelled (shares)		(170,044)
Expired (in shares)	(3,000,000)
Warrants outstanding, end of period	1,449,779	3,000,000
Warrants exercisable at the end of the period (in shares)	1,449,779	3,000,000
Weighted Average Remaining Life (years)
Warrants exercisable at the end of the period	4 years 6 months
Weighted Average Exercise Price
Warrants outstanding, beginning of period (in dollars per share)	$ 12.00	$ 11.52
Issued (in dollars per share)	0.18
Exercised (in dollars per share)
Repurchased and cancelled (in dollars per share)		3.00
Expired (in dollars per share)
Warrants outstanding, end of period (in dollars per share)	0.180	12.00
Warrants exercisable at the end of the period (in dollars per share)	$ 0.180	$ 12.00